Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Xing Beverage Llc [Member]
Acquisition

NOTE 3 – ACQUISITION OF XING BEVERAGE, LLC

On June 30, 2016, the Company acquired the assets of New Age Beverage, LLC, New Age Properties, LLC, Aspen Pure, LLC, and Xing Beverage, LLC (collectively, Xing). Xing is engaged in the manufacturing and sale of various teas and beverages, which will help the Company expand its capabilities and product offering.  The operating results of Xing have been consolidated with those of the Company beginning July 1, 2016.  Total purchase consideration paid was $19,995,000, which consisted of $8,500,000 of cash, a note payable for $4,500,000 and 4,353,915 shares of common stock.  The common stock issued was valued at $1.61 per share, which was the volume weighted average closing stock for the thirty days preceding the acquisition.

The purchase price was allocated to the net assets acquired based on their estimated fair values as follows:

Accounts receivable	$5,627,669
Inventories	4,847,417
Prepaid expenses and other current assets	492,972
Property and equipment, net	7,418,789
Other intangible assets acquired	-
Assumption of accounts payable, accrued expenses, other current liabilities and mortgage note payable	(7,526,874)
10,859,973
Goodwill	9,135,027
$19,995,000

The above allocation is preliminary and is subject to change. The acquisition was consummated on June 30, 2016, and as such, the Company has begun to assess the fair value of the various net assets acquired but has not yet completed this assessment. The Company is also in the process of identifying other intangible assets, such as customer relationships and recipes that may need to be recognized apart from goodwill. Once identified, these other intangible assets, if any, will be recorded at their fair values. The Company is working to finalize the allocations as quickly as possible, and anticipates that the allocation will not be final for approximately 3 to 6 months. Any adjustments necessary may be material to the consolidated balance sheet and the amount of goodwill recognized. Any resulting adjustments would have no impact to the September 30, 2016 reported operating results or cash flows.

Goodwill is the excess of the purchase price over the preliminary fair value of the underlying net tangible and identifiable intangible assets.  In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present.  During the quarter ended September 30, 2016, our preliminary assessment of goodwill increased by $2,188,512 resulting from increased liabilities that were assumed in the business acquisition.

In connection with the acquisition of Xing Beverage, LLC, the Company incurred transactional costs totaling $1,714,463, which has been recognized as expense as of September 30, 2016 (Successor).  Of these costs, $1,326,108 was included in legal and professional fee expense and $388,355 was included in general and administrative expenses.  Legal and professional fee expense includes the Company issuing a total of 167,994 shares of common stock to several consultants for transactional services provided.  The shares were fair valued at $1.61 per share. The balance represents legal and professional fees incurred that have or are going to be paid in cash. The general and administrative expense of $388,355 was pursuant to an employment agreement entered into during the first quarter of 2016, whereby an officer earned 1,078,763 shares of common stock upon the consummation of the Xing acquisition.  These shares were fair valued at $0.36 per share, which is the Company's traded stock price when entering into the employment agreement.

The following unaudited pro forma financial results reflects the historical operating results of the Company, including the Predecessor for the three months ended March 31, 2015, and those of Xing, as if Xing was acquired on January 1, 2015.  The unaudited pro forma financial information includes an adjustment to remove $1,714,463 of one-time transactional costs that were expensed during the nine months ended September 30, 2016 (Successor).  These one-time costs were removed for pro forma purposes as the costs were non-recurring.  No adjustments have been made for synergies that may result from the acquisition.  These combined results are not necessarily indicative of the results that may have been achieved had the companies been combined as of such dates or periods, or of the Company's future operating results.

	Nine months ended September 30, 2016	Year ended December 31, 2015
	(unaudited)	(unaudited)

Revenues	$36,343,081	$45,738,524
Net income from continuing operations	$223,436	$209,968
Income (loss) per share – Basic and diluted
Continuing operations	$0.01	$0.01
	$	$
Weighted average number of common shares outstanding – Basic and Dilutive	20,752,367	19,757,840

Adjustments to the fair values of the assets acquired, which are subject to change, could have a material impact on these pro forma combined results.

B&R Liquid Adventure, LLC [Member]
Acquisition

NOTE 4 – ACQUISITION OF ASSETS OF B&R LIQUID ADVENTURE, LLC

On April 1, 2015, the Company acquired substantially all of the operating assets of B&R Liquid Adventure, LLC, a California Limited Liability Company (“B&R”) (the “Acquisition”). B&R is engaged in the manufacture of búcha® Live Kombucha, a gluten free, organic certified, sparkling kombucha tea. On April 1, 2015, the parties executed all documents related to the Acquisition. Upon the closing of the Acquisition, the Company received substantially all of the operating assets of B&R, consisting of inventory, fixed assets and intellectual property.

Kombucha, a fermented, probiotic tea beverage, offers a myriad of health benefits. With the acquisition of the búcha® Live Kombucha brand, which features eight flavors, the Company plans to leverage its beer-making expertise to expand distribution in major health and grocery chains throughout North America.

The purchase price of the operating assets of B&R was a cash payment of $260,000, a secured promissory note in an amount of $140,000 and the issuance 1,479,290 shares of common stock valued at $500,000. In addition, the Company assumed $121,416 of scheduled liabilities.

The 1,479,290 shares of common stock were issued with “Price Protection” for a period of 18 months, meaning that on the date that is 18 months from the date of the Acquisition, if the market value of the common stock issued pursuant to the Acquisition is less than $500,000, the Company shall issue additional shares so the aggregate amount of shares held by B&R is equal to a market value of $500,000 based on the average closing bid price of the common stock for the five days prior thereto. The Company determined the fair value of the 1,479,290 shares issued as of December 31, 2015 to be higher than $500,000, and thus no additional shares were due as of December 31, 2015.

The Company accounted for its acquisition of the operating assets of B&R using the acquisition method of accounting. B&R’s inventory, fixed assets and identifiable intangible assets acquired and liabilities assumed were recorded based upon their estimated fair values as of the closing date of the Acquisition. The excess of purchase price over the value of the net assets acquired was recorded as goodwill.

Total Purchase Consideration:
Cash	$260,000
Notes payable	140,000
Common stock issued	500,000
$900,000

The following table summarizes the estimated fair values of the tangible and intangible assets acquired as of the date of acquisition:

Net assets acquired:
Inventories	$328,802
Customer relationships	250,000
Property and equipment, net	53,600
Assumption of scheduled liabilities	(121,416)
510,986
Goodwill	$389,014

Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. The Company performed a qualitative assessment and determined there was no impairment of goodwill recognized during 2015.